Goodwill and other intangible assets - Amortization expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued operations
Goodwill and other intangible assets
Amortization expense	$ 39.2	$ 25.1	$ 20.0
Aggregate continuing and discontinuing operations
Goodwill and other intangible assets
Amortization expense	60.1	46.8	50.4
Cost of sales
Goodwill and other intangible assets
Amortization expense	19.9	20.6	26.0
Administrative expense
Goodwill and other intangible assets
Amortization expense	$ 1.0	$ 1.1	$ 4.4